Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Net operating loss carryforward	$ 322,868
Hong Kong [Member]
Income tax rate	16.50%
PRC [Member]
Income tax rate	25.00%